Segment information	9 Months Ended
Sep. 30, 2026
Segment Reporting [Abstract]
Segment information
16. Segment information:

The Company discloses segment information under two reportable segments, consistent with the manner in which its Chief Operating Decision Maker ("CODM") evaluates its businesses. The Company's CODM is its Chief Executive Officer. These segments are the strategic pillars of the Company and are managed separately as each represents a specific grouping of related automotive components and systems. The reportable segments are further described below. In the prior years, the Company presented its results under three reportable segments: High-Pressure Controls, Heavy-Duty OEM, and Cespira.

On June 30, 2025, the Company ended its transitional service agreement with Cespira providing inventory manufacturing services previously reported under Heavy-Duty OEM in 2025. On July 29, 2025, the Company sold its Light-Duty segment to the Purchaser (note 5). The Company now reports its results in the following two reportable segments: High-Pressure Controls and Cespira.

•High-Pressure Controls: This segment's products include fuel cell and hydrogen fuel system solutions and components.

•Heavy-Duty OEM: Prior to June 3, 2024, this segment's products include HPDI related fuel system solutions and components. Subsequently, this segment's operations were related to the transitional services agreement between Company and Cespira for inventory and contract manufacturing. The transitional service agreement for these services ended June 30, 2025 when Cespira completed their independent set up for inventory manufacturing.

•Cespira: This segment's products include HPDI related fuel system solutions and components after June 3, 2024.

Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on a basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.

The Company's CODM uses segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when we set our annual budget.
16. Segment information (continued):
Financial information by reportable segment as follows:

	Three months ended September 30, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$2,591	$28,247	$30,838
Cost of revenue	2,496	24,558	27,054
Gross profit	95	3,689	3,784
Operating expenses:
Research and development	650	1,095	1,745
General and administrative	588	2,248	2,836
Sales and marketing	92	1,108	1,200
Depreciation and amortization	50	741	791
	1,380	5,192	6,572
Add back: Depreciation and amortization[1]	246	1,094	1,340
Segment EBITDA	$(1,039)	$(409)	$(1,448)

	Three months ended September 30, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$1,606	$11	$19,328	$20,945
Cost of revenue	1,145	—	20,364	21,509
Gross profit	461	11	(1,036)	(564)
Operating expenses:
Research and development	2,293	26	1,135	3,454
General and administrative	484	34	2,410	2,928
Sales and marketing	103	3	357	463
Depreciation and amortization	108	—	833	941
	2,988	63	4,735	7,786
Add back: Depreciation and amortization[1]	134	—	1,610	1,744
Segment EBITDA	$(2,393)	$(52)	$(4,161)	$(6,606)
16. Segment information (continued):

	Nine months ended September 30, 2026
	High-Pressure Controls	Cespira	Total Segment
Revenue	$7,593	$77,567	$85,160
Cost of revenue	6,849	68,488	75,337
Gross profit	744	9,079	9,823
Operating expenses:
Research and development	2,388	3,757	6,145
General and administrative	1,700	7,481	9,181
Sales and marketing	318	1,990	2,308
Depreciation and amortization	146	2,514	2,660
	4,552	15,742	20,294
Add back: Depreciation and amortization[1]	654	3,029	3,683
Segment EBITDA	$(3,154)	$(3,634)	$(6,788)

	Nine months ended September 30, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$6,392	$15,046	$48,147	$69,585
Cost of revenue	5,313	13,276	50,594	69,183
Gross profit	1,079	1,770	(2,447)	402
Operating expenses:
Research and development	5,027	159	6,025	11,211
General and administrative	1,189	133	7,829	9,151
Sales and marketing	253	26	975	1,254
Depreciation and amortization	223	—	2,423	2,646
	6,692	318	17,252	24,262
Add back: Depreciation and amortization[1]	432	—	4,901	5,333
Segment EBITDA	$(5,181)	$1,452	$(14,798)	$(18,527)
16. Segment information (continued):
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended September 30, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$30,838	$28,247	$—	$2,591
Cost of revenue	27,054	24,558	—	2,496
Gross profit	3,784	3,689	—	95
Operating expenses:
Research and development	1,745	1,095	391	1,041
General and administrative	2,836	2,248	3,366	3,954
Sales and marketing	1,200	1,108	226	318
Depreciation and amortization	791	741	64	114
	6,572	5,192	4,047	5,427
Equity loss	—	—	(166)	(166)

	Three months ended September 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$20,945	$19,328	$—	$1,617
Cost of revenue	21,509	20,364	—	1,145
Gross profit	(564)	(1,036)	—	472
Operating expenses:
Research and development	3,454	1,135	—	2,319
General and administrative	2,928	2,410	3,612	4,130
Sales and marketing	463	357	199	305
Depreciation and amortization	941	833	38	146
	7,786	4,735	3,849	6,900
Equity loss	—	—	(3,197)	(3,197)

	Nine months ended September 30, 2026
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$85,160	$77,567	$—	$7,593
Cost of revenue	75,337	68,488	—	6,849
Gross profit	9,823	9,079	—	744
Operating expenses:
Research and development	6,145	3,757	1,087	3,475
General and administrative	9,181	7,481	9,262	10,962
Sales and marketing	2,308	1,990	431	749
Depreciation and amortization	2,660	2,514	123	269
	20,294	15,742	10,903	15,455
Equity loss	—		(2,830)	(2,830)
16. Segment information (continued):

	Nine months ended September 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$69,585	$48,147	$—	$21,438
Cost of revenue	69,183	50,594	—	18,589
Gross profit	402	(2,447)	—	2,849
Operating expenses:
Research and development	11,211	6,025	—	5,186
General and administrative	9,151	7,829	9,586	10,908
Sales and marketing	1,254	975	759	1,038
Depreciation and amortization	2,646	2,423	137	360
	24,262	17,252	10,482	17,492
Equity loss	—		(10,767)	(10,767)

Reconciliation of Segment EBITDA to Loss before income taxes	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Total Segment EBITDA	$(1,448)	$(6,606)	$(6,788)	$(18,527)
Adjustments:
Depreciation and amortization[1]	310	172	777	569
Cespira's Segment EBITDA	(409)	(4,161)	(3,634)	(14,798)
Loss on investments accounted for under the equity method (note 8)	166	3,197	2,830	10,767
Corporate and unallocated operating expenses	3,983	3,811	10,780	10,345
Foreign exchange gain (loss)	(240)	1,282	2,460	(4,145)
Change in fair value of warrant liability	(2,162)	—	(666)	—
Financing transaction costs	—	—	1,085	—
Interest on long-term debt	30	142	188	500
Interest and other income, net of bank charges	(156)	(653)	(892)	(1,155)
Loss before income taxes in continuing operations	$(2,970)	$(10,396)	$(19,716)	$(20,610)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).
16. Segment information (continued):

	Three months ended September 30,		Nine months ended September 30,
Total additions to long-lived assets, excluding business combinations	2026	2025	2026	2025
High-Pressure Controls	63	514	543	1,893
Corporate and unallocated	—	—	—	16
Total consolidated	$63	$514	$543	$1,909
Cespira's total additions to long-lived assets, excluding business combinations for the three and nine months ended September 30, 2026 was $784 and $3,326 (three and nine months ended September 30, 2025 $1,325 and $2,896 ).

Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
Asia	38%	33%	42%	16%
Americas	48%	42%	44%	9%
Europe	14%	25%	14%	75%
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. As Cespira is accounted for under equity method and is not consolidated, its underlying assets are excluded from segment assets. Total assets are allocated as follows:

	Total assets by segment
	September 30, 2026	December 31, 2025
High-Pressure Controls	17,956	17,392
Corporate & unallocated	59,367	76,617
Total consolidated assets	$77,323	$94,009